Cover	Oct. 02, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 02, 2023
Entity File Number	001-41450
Entity Registrant Name	WeTrade Group Inc
Entity Central Index Key	0001784970
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	Room 101, Level 1 Building 8
Entity Address, Address Line Two	N0.18 Kechuang 10th Street
Entity Address, Address Line Three	Beijing Economic and Technological Development Zone
Entity Address, City or Town	Beijing City
Entity Address, Country	CN
Entity Address, Postal Zip Code	100020
City Area Code	86-135
Local Phone Number	011-76409
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	WETG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false